Employee Stock And Incentive Plan (Summary Of Options Outstanding And Options Exercisable) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Shares	2,497,282
Options Outstanding, Weighted Average Remaining Life	4 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 20.81
Options Exercisable, Shares	2,354,533
Options Exercisable, Weighted Average Exercise Price	$ 21.03
$10.00 - 12.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 10.00
Range of prices, Upper limit	$ 12.99
Options Outstanding, Shares	65,437
Options Outstanding, Weighted Average Remaining Life	2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 12.48
Options Exercisable, Shares	65,437
Options Exercisable, Weighted Average Exercise Price	$ 12.48
$13.00 - 16.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 13.00
Range of prices, Upper limit	$ 16.99
Options Outstanding, Shares	232,439
Options Outstanding, Weighted Average Remaining Life	1 year 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 16.15
Options Exercisable, Shares	232,439
Options Exercisable, Weighted Average Exercise Price	$ 16.15
$17.00 - 19.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 17.00
Range of prices, Upper limit	$ 19.99
Options Outstanding, Shares	1,057,617
Options Outstanding, Weighted Average Remaining Life	5 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 18.18
Options Exercisable, Shares	914,868
Options Exercisable, Weighted Average Exercise Price	$ 18.35
$20.00 - 22.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 20.00
Range of prices, Upper limit	$ 22.99
Options Outstanding, Shares	339,055
Options Outstanding, Weighted Average Remaining Life	5 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 20.18
Options Exercisable, Shares	339,055
Options Exercisable, Weighted Average Exercise Price	$ 20.18
$23.00 - 27.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 23.00
Range of prices, Upper limit	$ 27.99
Options Outstanding, Shares	375,282
Options Outstanding, Weighted Average Remaining Life	4 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 23.26
Options Exercisable, Shares	375,282
Options Exercisable, Weighted Average Exercise Price	$ 23.26
$28.00 - 29.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 28.00
Range of prices, Upper limit	$ 29.99
Options Outstanding, Shares	427,452
Options Outstanding, Weighted Average Remaining Life	3 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 29.46
Options Exercisable, Shares	427,452
Options Exercisable, Weighted Average Exercise Price	$ 29.46